Consolidated Balance Sheet (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	337,969,926	337,969,926	99,044,776
Common Stock, Shares, Outstanding	337,969,926	337,969,926	99,044,776
Short term bank borrowings	¥ 66,100	$ 10,373	¥ 49,990
Operating lease liabilities, current	17,527	2,750	0
Current portion of long term debt	2,376	373	970
Operating lease liabilities, noncurrent	14,830	2,327	0
Long term borrowings net of current portion	¥ 54,349	$ 8,529	¥ 51,926
Series A Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.0001		0.0001
Temporary Equity, Shares Authorized	0	0	31,343,284
Temporary Equity, Shares Issued	0	0	31,343,284
Temporary Equity, Shares Outstanding	0	0	31,343,284
Series B One Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.0001		0.0001
Temporary Equity, Shares Authorized	0	0	21,735,721
Temporary Equity, Shares Issued	0	0	21,735,721
Temporary Equity, Shares Outstanding	0	0	21,735,721
Series B Two Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.0001		0.0001
Temporary Equity, Shares Authorized	0	0	59,327,653
Temporary Equity, Shares Issued	0	0	59,327,653
Temporary Equity, Shares Outstanding	0	0	59,327,653
Series C Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	0	0	61,364,562
Temporary Equity, Shares Issued	0	0	61,364,562
Temporary Equity, Shares Outstanding	0	0	61,364,562
Variable Interest Entity, Primary Beneficiary [Member]
Accounts Payable and Accrued Liabilities, Current | ¥	¥ 35,685		¥ 11,157
Operating lease liabilities, current | ¥	4,367		0
Operating lease liabilities, noncurrent | ¥	730		0
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Short term bank borrowings | ¥	66,100		49,990
Current portion of long term debt | ¥	2,376		970
Long term borrowings net of current portion | ¥	¥ 54,349		¥ 51,926